WILLIAM BLAIR FUNDS

WILLIAM BLAIR BOND FUND

SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED

MAY 1, 2021,

AS SUPPLEMENTED

Effective February 14, 2022, the information below replaces similar disclosure in the Summary Prospectus under “Management”.

Portfolio Manager. Vesta Marks, an Associate of the Adviser, manages the Fund. Mr. Marks has managed the Fund since 2021.

Dated: February 14, 2022

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement for future reference.